Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following provides information about the relationship between executive compensation actually paid and certain financial performance measures of the Company, as determined in accordance with SEC rules. The following tables set forth information regarding compensation for our principal executive officer (“PEO”) and average compensation related to our Non-PEO NEOs versus our Company performance for 2025, 2024, 2023, 2022 and 2021.

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Year End Stock Price(8)
Fiscal Year					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2025	$10,745,916	$9,558,500	$2,593,088	$2,174,074	$1	$30	$(278,907)	$3.21
2024	$5,638,706	$(124,153)	$2,056,387	$375,879	$1	$24	$(346,740)	$5.88
2023	$7,734,016	$3,865,105	$2,065,458	$1,212,883	$10	$23	$(502,337)	$49.00
2022	$10,781,868	$(1,438,803)	$3,047,989	$535,128	$15	$22	$(500,152)	$69.60
2021	$7,405,794	$461,818	$2,839,648	$(1,535,598)	$56	$60	$(352,899)	$267.60

Company Selected Measure Name	Year-End Stock Price
Peer Group Issuers, Footnote
(6)Represents weighted peer group cumulative TSR of the compensation peer group for the applicable year, as further described in this footnote (the “Compensation Peer Group,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. With respect to the Compensation Peer Group for 2025, based on recommendations from Meridian, we replaced Fisker, which declared bankruptcy, with Blade Air Mobility, Inc. The cumulative TSR of the Compensation Peer Group for 2024 would be $31 (2025), $25 (2024), $24 (2023), $23 (2022) and $61 (2021). Our Compensation Peer Group for 2025 was comprised of the following companies:

•Archer Aviation Inc. •Blade Air Mobility, Inc. •Curtiss-Wright Corporation •Joby Aviation, Inc. •Kratos Defense & Security Solutions, Inc.	•Lucid Group, Inc. •Lyft, Inc. •Mercury Systems, Inc. •Moog Inc. •Nikola Corporation	•Peloton Interactive, Inc. •Sonos, Inc. •Sunrun Inc. •Vail Resorts, Inc. •Wheels Up Experience Inc.
Our Compensation Peer Group for 2024 was comprised of the following companies:

•Archer Aviation Inc. •Curtiss-Wright Corporation •Fisker Inc. •Joby Aviation, Inc. •Kratos Defense & Security Solutions, Inc.	•Lucid Group, Inc. •Lyft, Inc. •Mercury Systems, Inc. •Moog Inc. •Nikola Corporation	•Peloton Interactive, Inc. •Sonos, Inc. •Sunrun Inc. •Vail Resorts, Inc. •Wheels Up Experience Inc.
Our Compensation Peer Group for 2023 was comprised of the following companies:

•Aerojet Rocketdyne Holdings, Inc. •Curtiss-Wright Corporation •Fisker Inc. •Hyliion Holdings •Joby Aviation, Inc. •Kratos Defense & Security Solutions, Inc.	•Lordstown Motors Corp. •Lyft, Inc. •Maxar Technologies Inc. •Mercury Systems, Inc. •Moog Inc. •Nikola Corporation	•Peloton Interactive, Inc. •Sunrun Inc. •Vail Resorts, Inc. •Velodyne Lidar, Inc. •Wynn Resorts, Limited
Our Compensation Peer Group for 2022 and 2021 was comprised of the following companies:

•Aerojet Rocketdyne Holdings, Inc. •Brunswick Corporation •Curtiss-Wright Corporation •DraftKings Inc. •Fisker Inc. •Hyliion Holdings	•Kratos Defense & Security Solutions, Inc. •Lordstown Motors Corp. •Lyft, Inc. •Maxar Technologies Inc. •Mercury Systems, Inc. •Moog Inc.	•Nikola Corporation •Peloton Interactive, Inc. •Sunrun Inc. •Vail Resorts, Inc. •Velodyne Lidar, Inc. •Wynn Resorts, Limited

PEO Total Compensation Amount	$ 10,745,916
PEO Actually Paid Compensation Amount	$ 9,558,500
Adjustment To PEO Compensation, Footnote
(1)The dollar amounts reported in this column are the amounts of total compensation reported for the Company’s principal executive officer ("PEO"), Michael Colglazier, for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable fiscal year.
(2)The dollar amounts reported in this column represent the amount of “compensation actually paid” to the Company’s PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the applicable PEO’s total compensation reported in the Summary Compensation Table for the applicable fiscal year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total for PEO	[Less] Reported Value of Equity Awards(a)	[Plus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid to PEO(c)
2025	Michael Colglazier	$10,745,916	$3,523,088	$2,335,672	$9,558,500
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the tables below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024, and 2025 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
(c)No other adjustments were required to be made in calculating compensation actually paid.

Year	Name of PEO	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2025	Michael Colglazier	$2,654,722	$(164,775)	$0	$(154,275)	$0	$2,335,672

Non-PEO NEO Average Total Compensation Amount	$ 2,593,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,174,074	$ 375,879	$ 1,212,883	$ 535,128	$ (1,535,598)
Adjustment to Non-PEO NEO Compensation Footnote
(3)The dollar amounts reported in this column represent the average of the amounts reported for our NEOs (excluding persons serving as PEOs) (collectively, the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs (included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Doug Ahrens, Aparna Chitale, and Sarah Kim; (ii) for 2024 and 2023, Doug Ahrens, Aparna Chitale, Sarah Kim, and Alistair Burns; (iii) for 2022, Doug Ahrens, Aparna Chitale, Sarah Kim, Alistair Burns, Swami Iyer, and Michael Moses; and (iv) for 2021, Doug Ahrens, Michelle Kley, Michael Moses, Swami Iyer, and Jonathan Campagna.
(4)The dollar amounts reported in this column represent the average “compensation actually paid” to the non-PEO NEOs for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year, as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	[Less] Reported Value of Equity Awards(a)	[Plus] Equity Award Adjustments(b)	[Equals] Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,593,088	$1,164,088	$745,074	$2,174,074
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Equity Award Adjustments
2025	$877,165	$(65,571)	$0	$(66,520)	$0	$745,074

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between NEO Compensation Actually Paid and TSR Performance
The Pay versus Performance Table demonstrates the link between Compensation Actually Paid (“CAP”) and Company performance. As demonstrated by the following graph, the CAP to our PEO and the average amount of CAP to our other NEOs as a group during the periods presented were aligned with our cumulative TSR over the period presented. CAP generally decreases when our TSR decreases. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between NEO Compensation Actually Paid and Net Income
The graph below shows the relationship between the CAP to our PEO and the average amount of CAP to our other NEOs as a group during the periods presented with the Company’s net income over the periods presented. As a limited-revenue company, our net income is negative for the periods presented.

COMPENSATION ACTUALLY PAID VERSUS NET INCOME (IN $MILLIONS)

Compensation Actually Paid vs. Company Selected Measure
Description of Compensation Actually Paid and Year-End Stock Price
Year-end stock price is the company-selected measure because stock price (hurdles) is the metric currently used in our PSU program. The graph below shows the relationship between CAP paid to our PEO and the average amount of CAP to our other NEOs as a group during the periods presented with our year-end stock price in each of the periods presented (adjusted to reflect the Reverse Stock Split). CAP is aligned with our year-end stock price over the periods presented. CAP generally decreases when our stock price decreases.

COMPENSATION ACTUALLY PAID VERSUS YEAR END STOCK PRICE

Total Shareholder Return Vs Peer Group
Description of Relationship Between NEO Compensation Actually Paid and TSR Performance
The Pay versus Performance Table demonstrates the link between Compensation Actually Paid (“CAP”) and Company performance. As demonstrated by the following graph, the CAP to our PEO and the average amount of CAP to our other NEOs as a group during the periods presented were aligned with our cumulative TSR over the period presented. CAP generally decreases when our TSR decreases. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

COMPENSATION ACTUALLY PAID VERSUS TSR

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs in fiscal 2025 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures:
Year-End Stock Price
Annual Spending
Financial Goals (Debt Refinancing and Cash Balance)

Total Shareholder Return Amount	$ 1	1	10	15	56
Peer Group Total Shareholder Return Amount	30	24	23	22	60
Net Income (Loss)	$ (278,907)	$ (346,740)	$ (502,337)	$ (500,152)	$ (352,899)
Company Selected Measure Amount	3.21	5.88	49.00	69.60	267.60
Additional 402(v) Disclosure	Represents cumulative Total Stockholder Return (“TSR”) of our common stock for the periods presented.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (in thousands).(8)The PSUs granted to our NEOs in 2023 are eligible to vest based on the achievement of stock price goals measured based on the average of our stock price over a 20-trading-day trailing average during a three-year performance period. As such, Year-End Stock Price is the most important financial performance measure used by the Company to link compensation actually paid to our NEOs for the fiscal years ended December 31, 2025 to our performance. The Year-End Stock Prices for 2021-2023 have been adjusted to reflect the Reverse Stock Split.
Measure:: 1
Pay vs Performance Disclosure
Name	Year-End Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Spending
Measure:: 3
Pay vs Performance Disclosure
Name	Financial Goals (Debt Refinancing and Cash Balance)
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,745,916	$ 5,638,706	$ 7,734,016	$ 10,781,868	$ 7,405,794
PEO Actually Paid Compensation Amount	$ 9,558,500	$ (124,153)	$ 3,865,105	$ (1,438,803)	$ 461,818
PEO Name	Michael Colglazier	Michael Colglazier	Michael Colglazier	Michael Colglazier	Michael Colglazier
PEO 2 [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 2,593,088	$ 2,056,387	$ 2,065,458	$ 3,047,989	$ 2,839,648
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,523,088)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,335,672
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,654,722
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,775)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,275)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,164,088)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	745,074
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	877,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,571)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,520)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0